SUPPLEMENT TO THE FIDELITY FREEDOM FUNDS(registered trademark)

MAY 21, 1998

STATEMENT OF ADDITIONAL INFORMATION

Fidelity Government Securities Fund, an underlying fund of the Fidelity Freedom Funds, has been renamed Fidelity Government Income Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3 AND IS
INSERTED AS THE PENULTIMATE PARAGRAPH OF THE SECTION.

Each Freedom Fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "EXPOSURE TO FOREIGN MARKETS" IN THE "INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS" SECTION ON PAGE 6.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments,
and foreign issuers could fa    il to pay timely dividends, interest
or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "FUTURES CONTRACTS" IN THE "INVESTMENT PRACTICES OF THE
UNDERLYING FIDELITY FUNDS" SECTION ON PAGE 9.

Futures may be based on foreign indexes such as the CAC40 (France), DAX30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE 100 (United Kingdom), All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "FUTURES MARGIN PAYMENTS" IN THE "INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS" SECTION ON PAGE 9.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 25.

The performance of each Freedom Fund may be compared to the performance of a Target Asset Allocation Composite Index (Composite Index). A Freedom Fund's Composite Index is a representation of the performance of the asset classes (domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds) in which a Freedom Fund is invested and is based on the weightings of each asset class in a Freedom Fund. The following indices are used to calculate a Freedom Fund's Composite Index:
Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month T-Bill Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 25.

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: OCTOBER
17, 1996 THROUGH JUNE 30,
1997*

                              Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                        Bond Index                 Master Index

Freedom Income                 20.0%          --         40.0%                      --

Freedom 2000                   39.2%          4.4%       40.9%                      4.0%

Freedom 2010                   59.2%          9.7%       24.1%                      7.0%

Freedom 2020                   70.0%          12.4%      10.1%                      7.5%

Freedom 2030                   70.0%          15.0%      5.0%                       10.0%



THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: OCTOBER
17, 1996 THROUGH JUNE 30,
1997*

                              Lehman Brothers 3-Month
                              T-Bill Index

Freedom Income                 40.0%

Freedom 2000                   11.5%

Freedom 2010                   --

Freedom 2020                   --

Freedom 2030                   --


* The weightings of the Composite Indices of the Freedom Funds' did not change on December 31, 1996.

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1997 THROUGH DECEMBER 31, 1997

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   20.0%          --         40.0%                      --

Freedom 2000                     38.2%          4.5%       40.8%                      4.0%

Freedom 2010                     57.7%          9.5%       25.0%                      7.1%

Freedom 2020                     69.1%          12.6%      10.7%                      7.6%

Freedom 2030                     69.6%          15.1%      5.3%                       10.0%

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: DECEMBER
31, 1997 THROUGH JUNE 30, 1998

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   20.0%          --         40.0%                      --

Freedom 2000                     37.9%          4.3%       40.5%                      3.9%

Freedom 2010                     56.8%          9.2%       25.7%                      7.0%

Freedom 2020                     68.6%          12.4%      11.4%                      7.6%

Freedom 2030                     69.6%          15.0%      5.5%                       9.9%

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1998 THROUGH DECEMBER 31, 1998

                                Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield
                                                          Bond Index                 Master Index

Freedom Income                   20.0%          --         40.0%                      --

Freedom 2000                     36.8%          3.9%       40.3%                      3.6%

Freedom 2010                     55.2%          8.5%       27.2%                      6.7%

Freedom 2020                     67.9%          11.9%      12.7%                      7.5%

Freedom 2030                     70.0%          14.5%      6.0%                       9.5%



THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1997 THROUGH DECEMBER 31, 1997

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   40.0%

Freedom 2000                     12.5%

Freedom 2010                     0.7%

Freedom 2020                     --

Freedom 2030                     --

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: DECEMBER
31, 1997 THROUGH JUNE 30, 1998

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   40.0%

Freedom 2000                     13.4%

Freedom 2010                     1.3%

Freedom 2020                     --

Freedom 2030                     --

THE FREEDOM FUNDS' COMPOSITE
INDEX WEIGHTINGS: JUNE 30,
1998 THROUGH DECEMBER 31, 1998

                                Lehman Brothers 3-Month
                                T-Bill Index

Freedom Income                   40.0%

Freedom 2000                     15.4%

Freedom 2010                     2.4%

Freedom 2020                     --

Freedom 2030                     --


THE FOLLOWING INFORMATION REPLACES THE STANDARD & POOR'S 500 INDEX DESCRIPTION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 26.

WILSHIRE 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ.

THE FOLLOWING TABLE REPLACES THE SIMILAR TABLE FOUND IN THE
"PERFORMANCE" SECTION ON PAGE 27.

The following table represents the comparative indices' calendar year-to-year performance.

      Wilshire 5000  MSCI EAFE  Lehman Brothers Aggregate  Merrill Lynch High Yield  Lehman Brothers 3-Month
                                Bond Index                 Master Index              T-Bill Index

1997   31.29%         2.01%      9.65%                      12.82%                    5.52%

1996   21.21%         6.05%      3.63%                      11.06%                    5.38%

1995   36.45%         11.21%     18.47%                     19.91%                    6.09%

1994   (0.06)%        7.78%      (2.92)%                    (1.17)%                   4.26%

1993   11.28%         32.56%     9.75%                      17.18%                    3.20%

1992   8.97%          (12.17)%   7.40%                      18.16%                    2.92%

1991   34.21%         12.13%     16.00%                     34.58%                    6.22%

1990   (6.18)%        (23.45)%   8.96%                      (4.35)%                   8.21%

1989   29.17%         10.53%     14.53%                     4.23%                     8.74%

1988   17.94%         28.27%     7.89%                      13.47%                    6.40%


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 30.

*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc.(1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management &
Research (Far East) Inc. Abig   ail     Johnson, Member of the
Advisory Board of Fidelity Aberdeen Street Trust, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 30.

ABIGAIL P. JOH   NSON (36), Member of the Advisory Board of Fidelity
Aberdeen Street Trust (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp.(1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity
Funds    . Edward C. Johnson 3d, Trustee and President of the Funds,
is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 31.

*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THE FOLLOWING INFORMATION REPLACES THE "COMPENSATION TABLE" FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 32.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended March 31, 1998, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

AGGREGATE  COMPENSATION  FROM  Edward C.
                               Johnson 3d**                     J.  Gary  Burkhead **  Ralph  F.  Cox  Phyllis Burke Davis
A FUND
                                               Abigail
                                               P. Johnson**

Freedom IncomeB                $ 0             $ 0             $ 0                    $ 8             $ 8

Freedom 2000B                   0                0               0                      26              26

Freedom 2010B                   0                0               0                      43              43

Freedom 2020B                   0                0               0                      33              33

Freedom 2030B                   0                0               0                      13              13

TOTAL COMPENSATION FROM THE    $ 0               $ 0             $ 0                    $ 214,000       $ 210,000
FUND COMPLEX*,A




AGGREGATE
COMPENSATION  FROM  Robert  M. Gates ***  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch **  William O.  McCoy ****
A FUND



Freedom IncomeB     $ 8                   $ 8               $ 8             $ 0                $ 8

Freedom 2000B         26                    26                26              0                  26

Freedom 2010B         43                    43                43              0                  43

Freedom 2020B         33                    33                33              0                  33

Freedom 2030B         13                    13                13              0                  13

TOTAL COMPENSATION
FROM THE            $ 176,000             $ 211,500         $ 211,500       $ 0                $ 214,500
FUND COMPLEX*,A



AGGREGATE  COMPENSATION  FROM  Gerald  C. McDonough  Marvin L.  Mann  Robert C.  Pozen **  Thomas R. Williams
A FUND



Freedom IncomeB                $ 10                  $ 8              $ 0                  $ 8

Freedom 2000B                   32                    26               0                    26

Freedom 2010B                   53                    42               0                    43

Freedom 2020B                   41                    32               0                    33

Freedom 2030B                   16                    13               0                    13

TOTAL COMPENSATION FROM THE    $ 264,500             $ 214,500        $ 0                  $ 214,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the fun   ds,     Ms. Johnson and Mr.
Burkhead are compensated by FMR.

*** Mr. Gates was appointed to the Board of Trustees effective March
1, 1997.

**** Mr. McCoy was appointed to the Board of Trustees effective
January 1, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L,. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash.